Principal Accounting Policies - Summary of Balance Sheet Amounts and Balances of the Consolidated Trusts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ASSETS
Loans receivable, net	¥ 2,648,449	$ 383,989	¥ 1,777,667
TOTAL ASSETS	36,696,311	5,320,464	34,398,435
LIABILITIES
Other tax payable	721,597	104,622	894,592
TOTAL LIABILITIES	¥ 2,889,307	$ 418,909	2,869,549
Consolidated Trusts [Member]
ASSETS
Restricted cash			3,509
Loans receivable, net			353,509
TOTAL ASSETS			357,018
LIABILITIES
Other tax payable			839
TOTAL LIABILITIES			¥ 839